SHAREHOLDERS' EQUITY (Details Narrative) $ / shares in Units, $ in Thousands						3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 17, 2019 USD ($) $ / shares shares	May 21, 2019 USD ($) $ / shares shares	May 16, 2019 USD ($) $ / shares shares	Mar. 01, 2019 USD ($) $ / shares shares	Feb. 15, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2019 shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) yr $ / shares shares	Aug. 14, 2019 $ / shares	Jan. 11, 2019 $ / shares	Oct. 25, 2018 $ / shares
Warrants to purchase common stock									150,329
Intrinsic value of warrants outstanding | $									$ 73	$ 201	$ 65
Issuance of common stock for debt conversion, shares				15,381,605	14,098,778
Issuance of common stock for debt conversion, amount | $				$ 32,800	$ 22,300			$ 55,075
Restricted stock awards granted	8,400,000		1,500,000						1,119,000
Restricted stock awards canceled									55,000
Issuance price per share | $ / shares	$ 1.43		$ 2
Issuance of restricted common stock, amount | $	$ 12,000		$ 3,000
Conversion of accrued interest on notes payable - related party to common stock, amount | $											$ 167
Number of warrants expired										470,077	165,017
Number of warrants cancelled											1,105,935
Repurchase of warrants | $											$ 1,095
Number of warrants exercised										596,280	192,208
Warrants exercise price | $ / shares									$ 0.32	$ 2.50	$ 0.322
Share price | $ / shares										$ 2.78		$ 1.42
Number of warrants granted										0	1,448,472
Weighted average exercise price granted | $ / shares										$ 0.00	$ 0.32
Issuance of warrants for debt repayment | $											$ 322
Issuance of common stock for exercise of warrants, amount | $											$ 64
Discount Rate
Warrants measurement input											0.0250
Expected Term
Warrants measurement input | yr											3
Price Volatility
Warrants measurement input											1.254
Expected Dividend Rate
Warrants measurement input											0
Series A Convertible Preferred Stock
Conversion of Series A Preferred Stock to common stock, shares											(66,625)
Common Stock
Issuance of common stock for debt conversion, shares								29,480,383
Issuance of common stock for debt conversion, amount | $								$ 29
Restricted stock awards granted										430,000	904,000
Restricted stock awards canceled						55,000
Issuance of restricted common stock, amount | $						$ 1				$ 1	$ 1
Conversion of Series A Preferred Stock to common stock, shares											6,662,500
Conversion of accrued interest on notes payable - related party to common stock, shares											75,118
Issuance of common stock for exercise of warrants, shares							60,056			60,056	192,208
SK Energy
Restricted stock awards granted	8,204,481	6,818,181
Issuance price per share | $ / shares	$ 1.5845	$ 2.20
Issuance of restricted common stock, amount | $	$ 13,000	$ 15,000
Ownership percentage by related party	73.20%		78.20%							71.80%
Debt conversion price | $ / shares				$ 2.13							$ 2.18		$ 1.50	$ 1.79